Income tax (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended				120 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Income tax [Line Items]
Income tax rate (as a percent)	17.00%	17.00%	17.00%
Reduced Tax Rate				15.00%
Aggregate undistributed earnings of subsidiaries available for distribution	$ 2,385,325	$ 2,530,305
Deferred tax liabilities accrued for undistributed earnings	0	$ 0
Guangzhou Huanju Shidai
Income tax [Line Items]
Cash dividend	110,000
Tax withholding	11,000
Cayman Islands Tax Information Authority
Income tax [Line Items]
Withholding taxes	$ 0
Maximum | Inland Revenue, Hong Kong
Income tax [Line Items]
PRC withholding tax rate (as a percent)	5.00%
China
Income tax [Line Items]
Income tax rate (as a percent)				25.00%
PRC withholding tax rate (as a percent)	10.00%
China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)	15.00%			15.00%
Term of preferential income tax rate				3 years
China | State Administration of Taxation, China
Income tax [Line Items]
Amount of tax deduction to tax assessable profits as a percentage of qualified research and development				75.00%	50.00%
Operating loss carryforwards	$ 626,692
Foreign Tax Authority | Inland Revenue, Hong Kong
Income tax [Line Items]
Income tax rate (as a percent)	16.50%
Operating loss carryforwards	$ 15,907
Foreign Tax Authority | Inland Revenue, Singapore (IRAS)
Income tax [Line Items]
Income tax rate (as a percent)	17.00%
Beneficial tax rate				5.00%
Operating loss carryforwards	$ 362,404
Others
Income tax [Line Items]
Operating loss carryforwards	$ 95,610
Others | Inland Revenue, Singapore (IRAS)
Income tax [Line Items]
Income tax rate (as a percent)	17.00%